Fair Value of Assets and Liabilities - Financial assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial assets
Mortgage loans, net	$ 2,951	$ 3,359
Financial liabilities
Liability for collateral		334	$ 530	$ 525
Notes due to related parties	0	214
Significant unobservable inputs (Level 3) | Amortized cost, net
Financial assets
Mortgage loans, net	2,951	3,359
Directly originated corporate loans	937	0
Aviation loans	197	0
Bank loans	108	245
Agent loans	0	631
Financial liabilities
Contractholder funds on investment contracts	5,768	7,764
Notes due to related parties	0	214
Significant unobservable inputs (Level 3) | Fair value
Financial assets
Mortgage loans, net	3,063	3,587
Directly originated corporate loans	944	0
Aviation loans	203	0
Bank loans	110	250
Agent loans	0	634
Financial liabilities
Contractholder funds on investment contracts	6,233	9,058
Notes due to related parties	0	225
Significant other observable inputs (Level 2) | Amortized cost, net
Financial liabilities
Liability for collateral	0	334
Significant other observable inputs (Level 2) | Fair value
Financial liabilities
Liability for collateral	$ 0	$ 334